Payables to Brokers, Dealers, and Clearing Organizations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables to Brokers, Dealers and Clearing Organizations Disclosure [Line Items]
Securities loaned	$ 882	$ 852